Exhibit 99.1

Hyundai Auto Receivables Trust 2008-A
Monthly Servicing Report

Collection Period	September 2008
Distribution Date	10/15/08
Transaction Month	4
30/360 Days	30
Actual/360 Days	30

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		May 9, 2008
Closing Date:		June 25, 2008

		Dollars	Units	WAC	WAM
Original Pool Balance:		$ 709,573,681.53	38,999	6.42%	59.79
Original Adj. Pool Balance:		$ 674,977,361.41

		Dollar Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$ 159,000,000.00	22.408%	2.84863%	July 15, 2009
Class A-2 Notes	Fixed	$ 179,000,000.00	25.226%	4.16000%	May 16, 2011
Class A-3 Notes	Fixed	$ 171,000,000.00	24.099%	4.93000%	December 17, 2012
Class A-4 Notes	Fixed	$ 103,542,000.00	14.592%	5.48000%	November 17, 2014
Total Securities		$ 612,542,000.00	86.325%

Overcollateralization		$ 62,435,361.41	8.799%
YSOA		$ 34,596,320.12	4.876%
Total Original Pool Balance		$ 709,573,681.53	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$ 90,997,939.73	0.5723141	$ 74,902,579.62	0.4710854	$ 16,095,360.11
Class A-2 Notes	$ 179,000,000.00	1.0000000	$ 179,000,000.00	1.0000000	$ -
Class A-3 Notes	$ 171,000,000.00	1.0000000	$ 171,000,000.00	1.0000000	$ -
Class A-4 Notes	$ 103,542,000.00	1.0000000	$ 103,542,000.00	1.0000000	$ -
Total Securities	$ 544,539,939.73	0.8889838	$ 528,444,579.62	0.8627075	$ 16,095,360.11

Weighted Avg. Coupon (WAC)	6.39%		6.37%
Weighted Avg. Remaining Maturity (WARM)	56.42		55.51
Pool Receivables Balance	$ 646,697,231.25		$ 630,703,210.44
Remaining Number of Receivables	37,466		37,072

Adjusted Pool Balance	$ 615,157,375.00		$ 600,154,437.35

III. COLLECTIONS

Principal:
Principal Collections	$ 15,192,396.41
Repurchased Contract Proceeds Related to Principal	$ -
Recoveries/Liquidation Proceeds	$ 36,636.00
Total Principal Collections	$ 15,229,032.41

Interest:
Interest Collections	$ 3,410,125.10
Late Fees & Other Charges	$ 39,045.80
Interest on Repurchase Principal	$ -
Total Interest Collections	$ 3,449,170.90

Collection Account Interest	$ 30,798.11
Reserve Account Interest	$ 7,033.31
Servicer Advances	$ -

Total Collections	$ 18,716,034.73

Hyundai Auto Receivables Trust 2008-A
Monthly Servicing Report

Collection Period	September 2008
Distribution Date	10/15/08
Transaction Month	4
30/360 Days	30
Actual/360 Days	30

IV. DISTRIBUTIONS

Total Collections				$ 18,716,034.73
Reserve Account Release				$ -
Reserve Account Draw				$ -
Total Available for Distribution				$ 18,716,034.73
		Amount Due	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$ 538,914.36	$ 538,914.36	$ 538,914.36
Collection Account Interest				$ 30,798.11
Late Fees & Other Charges				$ 39,045.80
Total due to Servicer				$ 608,758.27

3. Class A Noteholders Interest:
Class A-1 Notes		$ 216,016.22	$ 216,016.22
Class A-2 Notes		$ 620,533.33	$ 620,533.33
Class A-3 Notes		$ 702,525.00	$ 702,525.00
Class A-4 Notes		$ 472,841.80	$ 472,841.80

Total interest:		$ 2,011,916.35	$ 2,011,916.35	$ 2,011,916.35

Available Funds Remaining:				$ 16,095,360.11

4. Principal Distribution Amount:				$ 16,095,360.11

		Distributable Amount	Paid Amount
Class A-1 Notes			$ 16,095,360.11
Class A-2 Notes			$ -
Class A-3 Notes			$ -
Class A-4 Notes			$ -
Class A Notes Total:		58,040,730.86	$ 16,095,360.11
Total Noteholders Principal			$ 16,095,360.11

5. Available Amounts Remaining to reserve account				0.00

11. Trustee Expenses				0.00

12. Remaining Available Collections Released to Certificateholder				0.00

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$ 31,539,856.25
Beginning Period Amount	$ 31,539,856.25
Current Period Amortization	$ 991,083.16
Ending Period Required Amount	$ 30,548,773.09
Ending Period Amount	$ 30,548,773.09
Next Distribution Date Required Amount	$ 29,571,765.46

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$ 3,374,886.81
Beginning Period Amount	$ 3,374,886.81
Current Period Release to Collection Account	$ -
Current Period Deposit	$ -
Current Period Release to Depositor	$ -
Ending Period Required Amount (0.5% of APB of cut-off date)	$ 3,374,886.81
Ending Period Amount	$ 3,374,886.81

VII. OVERCOLLATERALIZATION

Overcollateralization Target	19.50%
Overcollateralization Floor	1.25%
		Beginning	Ending	Target
Overcollateralization Amount		$ 70,617,435.27	$ 71,709,857.73	$ 113,655,228.48
Overcollateralization as a % of Adjusted Pool		11.48%	11.95%	18.94%

Hyundai Auto Receivables Trust 2008-A
Monthly Servicing Report

Collection Period	September 2008
Distribution Date	10/15/08
Transaction Month	4
30/360 Days	30
Actual/360 Days	30

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.36%	36,463	98.35%	$ 620,305,095.64
30 - 60 Days	1.23%	456	1.23%	$ 7,768,937.94
61 - 90 Days	0.33%	122	0.33%	$ 2,082,975.38
91 + Days	0.08%	31	0.09%	$ 546,201.48
		37,072		$ 630,703,210.44
Total
Delinquent Receivables 61 + days past due	0.41%	153	0.42%	$ 2,629,176.86
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.35%	130	0.34%	$ 2,227,948.48
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.30%	112	0.27%	$ 1,804,952.41
Three-Month Average Delinquency Ratio	0.35%		0.34%

Repossession in Current Period		72		$ 1,330,212.14
Repossession Inventory		117		$ 2,183,751.71

Charge-Offs
Gross Principal of Charge-Off for Current Period				$ 801,624.40
Recoveries				$ (36,636.00)
Net Charge-offs for Current Period				$ 764,988.40

Beginning Pool Balance for Current Period				$ 646,697,231.25

Net Loss Ratio				1.42%
Net Loss Ratio for 1st Preceding Collection Period				1.00%
Net Loss Ratio for 2nd Preceding Collection Period				0.22%
Three-Month Average Net Loss Ratio for Current Period				0.88%

Cumulative Net Losses for All Periods				$ 1,452,143.43
Cumulative Net Losses as a % of Initial Pool Balance				0.20%

Principal Balance of Extensions				$ 4,212,391.26
Number of Extensions				233